BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current
Cash	$ 2,541	$ 118,873
GST receivables	1,164	9,001
Prepaid expenses	0	4,012
Total current assets	3,705	131,886
Deposits	116,806	133,745
Notes receivable from related parties	217,461	163,793
Oil and gas property interest (unproved)	6,237,026	7,423,966
Total assets	6,574,998	7,853,390
Current
Accounts payable	13,866	48,922
Accrued liabilities	1,950	32,387
Notes payable to related parties	6,503	0
Derivative liability	1,153,491	4,482,926
Total current liabilities	1,175,810	4,564,235
Asset retirement obligation	128,301	138,049
Total liabilities	1,304,111	4,702,284
Stockholders' equity
Preferred stock, no par value, unlimited shares authorized and unissued	0	0
Common stock, no par value, unlimited shares authorized; 91,694,183 and 89,383,183 shares issued and outstanding December 31, 2015 and 2014, respectively	0	0
Additional paid-in capital	21,975,988	21,905,643
Stock subscriptions received	21,514	0
Accumulated deficit	(16,193,263)	(18,946,856)
Foreign currency translation adjustments	(533,352)	192,319
Total stockholders' equity	5,270,887	3,151,106
Total Liabilities and Stockholders' Equity	$ 6,574,998	$ 7,853,390